Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (3,387,295)	$ (4,475,305)	$ (6,240,482)	$ (4,691,377)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	2,397	1,788	2,587	6,926
Stock-based compensation	397,470	372,196	496,066	898,293
(Decrease) to fair value of derivative			(108,944)	(679,271)
Inventory obsolescence charge	248,073	181,988	181,988	60,385
Gain on forgiveness of loan			(178,229)	0
(Increase) decrease in:
Inventory	(582,572)	(42,215)	(307,760)	(681,731)
Prepaid expenses and other current assets	223,854	(163,135)	(91,668)	147,032
Increase (decrease) in:
Accounts payable	1,288,130	(64,853)	66,033	(191,505)
Accrued interest	119,671	110,956	151,285	0
Accrued expenses and other liabilities			70,496	86,493
Net cash used in operating activities	(2,786,642)	(4,446,077)	(5,958,628)	(5,044,755)
Cash flows from investing activities:
Purchases of property and equipment	0	(3,275)	(3,275)	(2,455)
Net cash used in investing activities	0	(3,275)	(3,275)	(2,455)
Cash flows from financing activities:
Proceeds received from series 2 convertible notes	0	1,050,000	1,050,000	550,000
Proceeds received from PPP loan			0	176,300
Proceeds from issued Common Stock and warrants, net of financing costs			6,219,233	2,167,162
Proceeds from exercise of warrants			0	932,728
Net cash provided by financing activities	575,000	7,269,233	7,269,233	3,826,190
Net increase (decrease) in cash			1,307,330	(1,221,020)
Cash, beginning of year	2,266,639	959,309	959,309	2,180,329
Cash, end of period			2,266,639	959,309
Non-cash financing activities:
Issuance of restricted stock			0	965
Issuance of restricted stock for services	$ 29,831	$ 103,750	103,750	93,500
Series J Warrants cost			$ 0	$ 219,737